TAXES ON INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Israel	$ 68,924	$ 38,941	$ 48,392
Foreign	8,875	4,376	419
Loss before income taxes	$ 77,799	$ 43,317	$ 48,811